Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Current Assets
Cash and cash equivalents	$ 543,439	$ 160,208	$ 1,540,158
Accounts receivable, net	131,321	127,653
Inventory	145,186	15,787
Prepaid expenses	114,537	5,588
Total Current Assets	934,483	309,236	1,540,158
Other Assets
Goodwill	5,180,141	5,155,141	4,456,250
Intangible assets, net	1,955,559	2,141,374	1,528,441
Deferred brokerage fees	123,339	149,223
Property and equipment, net	606,254	232,733	117,231
Right of use asset, operating leases, net	1,320,846	490,984	100,146
Security deposits	14,885	14,885	12,317
Due from franchisees'	45,516
Deferred financing costs	235,759	98,198
Total Other Assets	9,482,299	8,282,538	6,214,385
TOTAL ASSETS	10,416,782	8,591,774	7,754,543
Current Liabilities
Accounts payable	237,311	126,716
Accrued expenses	932,547	1,421,842	691,940
Loan payable - related party			93,761
Convertible note payable	1,000,000	1,127,320	1,000,000
Notes payable, net of discount	1,100,129	127,320
Note payable - related party		64,728
Operating lease obligation, current	281,088	151,867	32,045
Current portion of deferred revenues	3,795	3,795
Stock payable	50,000	75,000
Total Current Liabilities	3,604,870	2,971,268	1,817,746
Operating lease obligation, net of current portion	1,042,256	339,116	68,876
Deferred revenues, less current portion	302,439	365,718
Total Liabilities	4,949,565	3,676,102	1,886,622
Commitments and Contingencies - Note 6
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 and 20,000,000 shares authorized; 1,217,376, 7,988,975 and 7,003,975 shares issued and outstanding as of November 30, 2020, May 31, 2020 and May 31, 2019, respectively	122	799	700
Additional paid-in capital	13,128,420	11,131,404	9,442,027
Accumulated deficit	(7,855,418)	(6,195,044)	(3,574,806)
Total Simplicity Esports and Gaming Company Stockholders' Equity	5,273,124	4,937,159	5,867,921
Non-Controlling Interest	194,093	(21,487)
Total Stockholders' Equity	5,467,217	4,915,672	5,867,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,416,782	$ 8,591,774	$ 7,754,543